Intrepid Income Fund
Schedule of Investments
June 30, 2026 (Unaudited)

CORPORATE BONDS - 71.5%	Par	Value
Capital Goods - 1.6%
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
10.00%, 11/15/2029 (a)	$ 13,400,000	$ 13,231,914
9.00%, 06/15/2030	10,000,000	9,333,175
		22,565,089

Casinos & Gaming - 0.4%
Mohegan Tribal Gaming Authority / MS Digital Entertainment Holdings LLC, 8.25%, 04/15/2030 (a)	6,000,000	6,256,584

Commercial & Professional Services - 6.4%
Atento Luxco 1 SA
12.00% (12.00% PIK), 05/17/2028 (a)(b)	9,380,012	9,380,012
20.00% (includes 10.00% Cash and 10.00% PIK), 11/30/2029 (a)(b)	4,292,306	4,292,306
Cimpress PLC, 7.38%, 09/15/2032 (a)	25,889,000	26,180,510
Deluxe Corp., 8.13%, 09/15/2029 (a)	21,449,000	22,234,076
Pitney Bowes, Inc., 7.25%, 03/15/2029 (a)	29,569,000	30,004,729
		92,091,633

Consumer Discretionary Distribution & Retail - 6.0%
Dick's Sporting Goods, Inc., 4.00%, 10/01/2029 (a)	15,114,000	14,746,452
Men's Wearhouse LLC, 9.00%, 02/01/2031 (a)	5,383,000	5,726,339
RealReal, Inc., 13.00% (includes 8.75% Cash and 4.25% PIK), 03/01/2029 (a)	47,117,586	48,524,046
Upbound Group, Inc., 6.38%, 02/15/2029 (a)	17,993,000	17,848,000
		86,844,837

Consumer Durables & Apparel - 3.8%
Beach Acquisition Bidco LLC, 10.75% PIK, 07/15/2033 (a)	29,111,984	33,071,796
Levi Strauss & Co., 3.50%, 03/01/2031 (a)	23,579,000	21,847,960
		54,919,756

Consumer Services - 5.6%
Brinker International, Inc., 8.25%, 07/15/2030 (a)	30,010,000	31,392,351
Full House Resorts, Inc., 8.25%, 02/15/2028 (a)	25,162,000	24,658,760
GrubHub Holdings, Inc., 13.00% (includes 7.00% PIK), 07/31/2030 (a)	29,736,662	24,357,939
		80,409,050

Consumer Staples Distribution & Retail - 3.9%
KeHE Distributors LLC, 9.00%, 02/15/2029 (a)	22,334,000	23,408,463
United Natural Foods, Inc., 6.75%, 10/15/2028 (a)	32,963,000	32,991,513
		56,399,976

Energy - 3.1%
Alliance Resource Operating Partners LP, 8.63%, 06/15/2029 (a)	16,845,000	17,628,865
Golar LNG Ltd.
7.75%, 09/19/2029 (a)	7,200,000	7,315,981
7.50%, 10/02/2030 (a)	19,250,000	19,586,086
		44,530,932

Entertainment Content - 1.1%
Starz Capital Holdings LLC, 5.50%, 04/15/2029 (a)	17,100,000	15,546,003

Equity Real Estate Investment Trusts (REITs) - 2.5%
Diversified Healthcare Trust
4.75%, 02/15/2028	19,574,000	19,182,860
7.25%, 10/15/2030 (a)	16,000,000	16,489,936
		35,672,796

Financial Services - 11.4%
Advanced Flower Capital, Inc., 5.75%, 05/01/2027 (a)	7,000,000	6,829,711
EZCORP, Inc., 7.38%, 04/01/2032 (a)	11,000,000	11,558,063
FirstCash, Inc., 5.63%, 01/01/2030 (a)	19,596,000	19,495,614
Great Ajax Operating Partnership LP, 9.88%, 09/01/2027 (a)(c)	20,988,000	20,980,497
Green Dot Corp., 8.75%, 09/15/2029 (a)	8,300,000	9,130,000
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.25%, 05/15/2027	10,041,000	9,930,764
PennyMac Mortgage Investment Trust, 9.00%, 02/15/2030	200,000	5,028,000
PHH Escrow Issuer LLC/PHH Corp., 9.88%, 11/01/2029 (a)	36,500,000	35,899,345
PRA Group, Inc.
5.00%, 10/01/2029 (a)	20,663,000	19,561,112
8.88%, 01/31/2030 (a)	9,545,000	9,864,567
Rithm Capital Corp.
8.00%, 04/01/2029 (a)	12,000,000	12,058,689
8.50%, 06/01/2031 (a)	4,596,000	4,612,477
		164,948,839

Food, Beverage & Tobacco - 1.9%
Becle SAB de CV, 2.50%, 10/14/2031 (a)	4,315,000	3,715,425
Turning Point Brands, Inc., 7.63%, 03/15/2032 (a)	23,117,000	23,978,663
		27,694,088

Internet Media - 0.3%
Photo Holdings LLC, 12.00%, 07/01/2031 (a)	2,500,000	2,579,060
Shutterfly Finance LLC, 8.50% (includes 4.25% Cash and 4.25% PIK), 10/01/2027 (a)	2,000,000	2,000,000
		4,579,060

Materials - 3.3%
Magnera Corp.
4.75%, 11/15/2029 (a)	19,675,000	18,377,597
7.25%, 11/15/2031 (a)	2,250,000	2,198,396
Warrior Met Coal, Inc., 7.88%, 12/01/2028 (a)	26,139,000	26,567,811
		47,143,804

Media & Entertainment - 9.7%
AMC Global Media, Inc.
4.25%, 02/15/2029	4,500,000	3,982,066
10.50%, 07/15/2032 (a)	12,731,000	13,094,418
Angi Group LLC, 3.88%, 08/15/2028 (a)	43,687,000	36,951,775
Cinemark USA, Inc., 5.25%, 07/15/2028 (a)	40,784,000	40,718,334
Firy, Inc., 10.25%, 12/15/2026 (a)	26,188,000	26,122,530
Gray Media, Inc., 10.50%, 07/15/2029 (a)	17,200,000	18,166,210
		139,035,333

Pharmaceuticals, Biotechnology & Life Sciences - 2.1%
Curaleaf Holdings, Inc., 11.50%, 02/18/2029	2,000,000	2,058,945
Trulieve Cannabis Corp., 10.50%, 12/17/2030 (a)	26,400,000	28,017,000
		30,075,945

Real Estate Management & Development - 0.7%
Five Point Operating Co. LP, 8.00%, 10/01/2030 (a)	9,931,000	10,174,458

Retail - Consumer Staples - 0.6%
KeHE Distributors LLC / KeHE Finance Corp. / NextWave Distribution, Inc., 7.13%, 04/30/2033 (a)	8,500,000	8,663,557

Software & Services - 5.9%
Citrix Systems, Inc., 4.50%, 12/01/2027	14,473,000	14,000,456
Conduent Business Services LLC, 6.00%, 11/01/2029 (a)	37,939,000	32,024,238
Twilio, Inc., 3.88%, 03/15/2031	41,425,000	39,052,434
		85,077,128

Transportation - 1.2%
CHC Group LLC, 11.75%, 09/01/2030 (a)	21,165,000	17,703,839
TOTAL CORPORATE BONDS (Cost $1,026,854,867)		1,030,332,707

BANK LOANS - 13.9%	Par	Value
Commercial & Professional Services - 1.6%
Monitronics International, Inc., Senior Secured First Lien, 11.76% (3 mo. SOFR US + 7.50%), 06/30/2028	23,538,790	23,579,983

Consumer Discretionary Distribution & Retail - 1.3%
Men's Wearhouse LLC, Senior Secured First Lien, 9.41% (3 mo. SOFR US + 5.75%), 01/28/2031	18,192,308	18,383,964

Consumer Durables & Apparel - 1.8%
Peloton Interactive, Inc., Senior Secured First Lien, 9.14% (1 mo. SOFR US + 5.50%), 05/30/2029	25,839,800	25,968,999

Consumer Services - 1.7%
Catawba Nation Gaming Authority, Senior Secured First Lien, 8.41% (3 mo. SOFR US + 4.75%), 03/29/2032	24,874,001	24,916,162

Energy - 1.2%
HighPeak Energy, Inc., Senior Secured First Lien, 11.46% (3 mo. SOFR US + 7.50%), 09/29/2028	17,000,000	16,915,000

Financial Services - 1.2%
Chicago Atlantic Real Estate Finance, Inc., 9.00% (Fixed Rate), 10/18/2028	17,500,000	17,412,500

Pharmaceuticals, Biotechnology & Life Sciences - 1.4%
COMMON C GP, LLC, 10.00%, 12/31/2026	1,151,514	1,139,998
Common Citizen Senior Secured Term Loan, 11.50%, 12/31/2026	10,036,155	3,813,739
STIIIZY T/L (7/25), 15.50%, 07/30/2029	15,374,608	15,374,608
		20,328,345

Software & Services - 1.6%
LXKernelmatter T/L, 10.50%, 08/14/2026	3,731,206	3,712,549
Rackspace Finance LLC, First Lien, 6.50% (1 mo. Term SOFR + 2.75%), 05/15/2028	21,469,871	19,532,323
		23,244,872

Telecommunication Services - 2.1%
ViaPath Technologies, Senior Secured First Lien, 11.14% (1 mo. SOFR US + 7.50%), 08/06/2029	29,706,037	30,139,300
TOTAL BANK LOANS (Cost $206,481,900)		200,889,125

CONVERTIBLE BONDS - 3.1%	Par	Value
Consumer Discretionary Distribution & Retail - 1.1%
Groupon, Inc., 4.88%, 06/30/2030	16,250,000	16,064,750

Financial Services - 0.8%
PennyMac Corp., 8.50%, 06/01/2029	11,000,000	11,256,300

Software & Services - 1.2%
Cerence, Inc., 1.50%, 07/01/2028		16,500,000	15,141,144
PagerDuty, Inc., 1.50%, 10/15/2028		1,705,000	1,601,677
			16,742,821
TOTAL CONVERTIBLE BONDS (Cost $42,111,418)			44,063,871

REAL ESTATE INVESTMENT TRUSTS - PREFERRED - 1.0%		Shares	Value
Financial Services - 1.0%
Rithm Capital Corp.		–	$–
Series E, 8.75%, Perpetual		400,000	9,780,000
Series F, 8.75% to 2/15/2031 then 5 yr. CMT Rate + 5.01%, Perpetual		200,000	4,930,000
TOTAL REAL ESTATE INVESTMENT TRUSTS - PREFERRED (Cost $15,000,000)			14,710,000

COMMON STOCKS - 0.8%		Shares	Value
Commercial & Professional Services - 0.0% (d)
ATENTO SA (b)(e)		661,412,762	0

Financial Services - 0.7%
Chicago Atlantic BDC, Inc.		717,987	7,014,733
Southern Realty Trust, Inc. (b)(e)		125,000	2,500,000
SRT_Blocker (b)(e)		50,000	0
			9,514,733

Health Care Equipment & Services - 0.1%
Prosomnus Restructured Equity (b)(e)		1,584,196	1,980,245
TOTAL COMMON STOCKS (Cost $15,257,091)			11,494,978

PURCHASED OPTIONS - 0.2% (e)	Notional Amount	Contracts	Value
Put Options - 0.2%
Lien_Put, Counterparty: Chicago Atlantic Advisers, LLC, Expiration: 06/30/2027; Exercise Price: $13.23	7,014,733	717,987	2,484,235
TOTAL PURCHASED OPTIONS (Cost $1,791,377)			2,484,235

REAL ESTATE INVESTMENT TRUSTS - COMMON - 0.1%		Shares	Value
Financial Services - 0.1%
Southern Realty Trust, Inc. (b)(e)		50,000	1,000,000
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $1,000,000)			1,000,000

PREFERRED STOCKS - 0.0% (d)		Shares	Value
Commercial & Professional Services - 0.0% (d)
Atento Class A Preferred Shares, 12.00%, 02/23/2028 (b)		6,420,161	0
TOTAL PREFERRED STOCKS (Cost $5,587,837)			0

SHORT-TERM INVESTMENTS
COMMERCIAL PAPER - 6.0%		Par	Value
Food, Beverage & Tobacco - 1.8%
Mondelez International, Inc., 3.91%, 07/07/2026 (a)(f)		27,000,000	26,982,450

N.A. - 2.1%
CBRE Services, Inc., 3.86%, 07/09/2026 (a)(f)		30,000,000	29,974,333

Semiconductors & Semiconductor Equipment - 2.1%
Analog Devices, Inc., 3.65%, 07/02/2026 (a)(f)		30,000,000	29,996,959
TOTAL COMMERCIAL PAPER (Cost $86,953,742)			86,953,742

MONEY MARKET FUNDS - 4.0%		Shares	Value

Invesco Treasury Portfolio - Institutional Class, 3.56% (g)	57,289,728		57,289,728
TOTAL MONEY MARKET FUNDS (Cost $57,289,728)			57,289,728

TOTAL INVESTMENTS - 100.6% (Cost $1,458,327,960)			1,449,218,386
Liabilities in Excess of Other Assets - (0.6)%		(0.00551)	(7,948,034)
TOTAL NET ASSETS - 100.0%			$ 1,441,270,352

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

CMT - Constant Maturity Treasury
PIK - Payment in Kind
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2026, the value of these securities total $1,014,717,749 or 70.4% of the Fund’s net assets.

(b)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $19,152,563 or 1.3% of net assets as of June 30, 2026.

(c)	Step coupon bond. The rate disclosed is as of June 30, 2026.
(d)	Represents less than 0.05% of net assets.
(e)	Non-income producing security.
(f)	The rate shown is the annualized yield as of June 30, 2026.
(g)	The rate shown represents the 7-day annualized yield as of June 30, 2026.

Summary of Fair Value Disclosure as of June 30, 2026 (Unaudited)

Intrepid Income Fund has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$ 5,028,000	$ 1,011,632,389	$ 13,672,318	$ 1,030,332,707
Bank Loans	–	200,889,125	–	200,889,125
Convertible Bonds	–	44,063,871	–	44,063,871
Real Estate Investment Trusts - Preferred	14,710,000	–	–	14,710,000
Common Stocks	7,014,733	–	4,480,245	11,494,978
Purchased Options	–	2,484,235	–	2,484,235
Real Estate Investment Trusts - Common	–	–	1,000,000	1,000,000
Preferred Stocks	–	–	0	0
Commercial Paper	–	86,953,742	–	86,953,742
Money Market Funds	57,289,728	–	–	57,289,728
Total Investments	$ 84,042,461	$ 1,346,023,362	$ 19,152,563	$ 1,449,218,386

Refer to the Schedule of Investments for further disaggregation of investment categories.

Allocation of Portfolio Holdings as of June 30, 2026
(% of Net Assets)
Corporate Bonds	$ 1,030,332,707	71.5%
Bank Loans	200,889,125	13.9
Commercial Paper	86,953,742	6.0
Convertible Bonds	44,063,871	3.1
Real Estate Investment Trusts - Preferred	14,710,000	1.0
Common Stocks	11,494,978	0.8
Purchased Options	2,484,235	0.2
Real Estate Investment Trusts - Common	1,000,000	0.1
Preferred Stocks	0	– (a)
Money Market Funds	57,289,728	4.0
Liabilities in Excess of Other Assets	(7,948,034)	(0.6)
	$ 1,441,270,352	100.0%

(a)	Represents less than 0.05% of net assets.

Allocation of Portfolio Holdings by Country as of June 30, 2026
(% of Net Assets)
Canada	$ 30,075,945	2.1%
Bermuda	26,902,067	1.9
Ireland	26,180,510	1.8
Cayman Islands	17,703,839	1.2
Luxembourg	13,672,318	1.0
Mexico	3,715,425	0.2
United States	1,330,968,282	92.4
Liabilities in Excess of Other Assets	(7,948,034)	(0.6)
	$ 1,441,270,352	100.0%

Fair Value Measurement Using Significant Unobservable Inputs	Level 3
Beginning balance as of September 30, 2025	$ 25,110,908
Purchases	1,114,014
Change in unrealized appreciation/depreciation	(3,807,112)
Amortization/(Accretion)	12,283
Transfers into Level 3	3,500,000
Transfers out of Level 3	(6,777,530)
Ending balance as of June 30, 2026	$ 19,152,563
$0
Change in unrealized appreciation/depreciation still held as of June 30, 2026	$ (3,807,112)
0

Description	Fair Value as of June 30, 2026	Valuation Technique	Unobservable Inputs	Input Values (Ranges)
Corporate Bonds	$ 13,672,318	0	0	$ –
Common Stocks	4,480,245	0	0	–
Preferred Stocks	0	0	0	–
Real Estate Investment Trusts - Common	1,000,000	0	0	–
	$ 19,152,563